Employee Benefits - Annual Benefit Payments (Details) - United Kingdom - ICON Development Solutions Limited pension plan $ in Thousands	Dec. 31, 2022 USD ($)
Defined Benefit Plan Disclosure [Line Items]
2023	$ 302
2024	371
2025	402
2026	703
2027	643
Years 2028 - 2032	$ 3,614